Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Payables and Accruals [Abstract]
Salary and welfare payables		¥ 138,669		¥ 137,842
Refund liability	[1]	64,393		112,342
Other tax liabilities	[2]	56,142		36,739
Advanced deposits	[3]	30,647		28,822
Accrued marketing expenses		27,462		40,934
Accrued service fees	[4]	10,860		11,188
Payables to educational institutions	[5]	9,357		10,683
Payables for leasehold improvement and intangible assets		570		796
Other payables		27,911		25,519
Total		¥ 366,011	$ 52,342	¥ 404,865

[1]	Refund liability represented the tutoring fee collected by the Group which the Group estimates it will refund back to its customers as a result of its refund policy.
[2]	The balance represented accrued income tax payable and other tax liabilities in accordance with local tax laws.
[3]	Advanced deposits primarily included down payments paid by prospective customers before contracts signing.
[4]	The balance represented accrued expenses for outsourced service providers and other professional services.
[5]	The balance represented tuition fees collected from the students for their registrations with educational institutions.